(10) DEFERRED TAX ASSETS AND LIABILITIES (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Social Contribution [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiessLineItems [Line Items]
Profit before taxes	R$ 3,986,293	R$ 2,939,977	R$ 1,846,670
Reconciliation to reflect effective rate:
Equity interest in associates and joint ventures	(349,090)	(334,198)	(312,390)
Amortization of intangible asset acquired	48,649	48,649	48,649
Effect of presumed profit regime	(383,968)	(242,700)	(352,101)
Adjustment of revenue from excess demand and excess reactive power	162,438	153,302	134,778
Tax incentive - operating profit
Other permanent additions (exclusions), net	103,889	101,581	74,015
Tax base	R$ 3,568,211	R$ 2,666,611	R$ 1,439,621
Statutory rate	9.00%	9.00%	9.00%
Tax credit (debit)	R$ (321,139)	R$ (239,995)	R$ (129,566)
Recognized (unrecognized) tax credit, net	(12,903)	26,323	(39,162)
Provision for tax risks	(2,570)
Total	(336,610)	(213,673)	(168,728)
Current	(303,332)	(227,464)	(153,543)
Deferred	(33,279)	13,791	(15,185)
Income Tax [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiessLineItems [Line Items]
Profit before taxes	3,986,293	2,939,977	1,846,670
Reconciliation to reflect effective rate:
Equity interest in associates and joint ventures	(349,090)	(334,198)	(312,390)
Amortization of intangible asset acquired	62,756	62,756	62,756
Effect of presumed profit regime	(444,168)	(289,923)	(430,296)
Adjustment of revenue from excess demand and excess reactive power	162,438	153,302	134,778
Tax incentive - operating profit		(52,336)	(71,340)
Other permanent additions (exclusions), net	50,343	87,162	82,631
Tax base	R$ 3,468,572	R$ 2,566,740	R$ 1,312,809
Statutory rate	25.00%	25.00%	25.00%
Tax credit (debit)	R$ (867,143)	R$ (641,685)	R$ (328,202)
Recognized (unrecognized) tax credit, net	(29,148)	81,375	(106,699)
Provision for tax risks	(5,097)
Total	(901,386)	(560,310)	(434,901)
Current	(804,994)	(578,381)	(387,076)
Deferred	R$ (96,392)	R$ 18,071	R$ (47,825)